Change in Fair Value of Financial Instruments for which the FVO has been Elected (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income recognized upon the sale of loans	$ 22	$ 6
Loans Held-for-Sale | Mortgage Production Income
Income recognized upon the sale of loans	217	274	664
Mortgage Servicing Rights | Mortgage Production Income
Income recognized upon the sale of loans	$ 7	$ 15	$ 18